Note 12 - Income Taxes (Details Textual) - JPY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Increase in Deferred Tax Liability Net			¥ (26,485)	¥ 7,954	¥ 23,183
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			126,457	68,126	¥ 15,696
Undistributed Earnings of Foreign Subsidiaries	¥ 839,047		839,047
Operating Loss Carryforwards, No Expiration Period	251,000		251,000
Unrecognized Tax Benefits, Ending Balance	0		0	0
Prior Year Tax Credit Reversal				¥ 125,234
UNITED STATES
Operating Loss Carryforwards, Total	706,943		706,943
Other Countries [Member]
Operating Loss Carryforwards, Total	¥ 1,180,169		¥ 1,180,169
National Tax Agency, Japan [Member] | Earliest Tax Year [Member]
Open Tax Year			2017
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year			2006
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			31.70%	31.70%	33.50%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		31.50%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | March 31, 2016 Amendment [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			31.10%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | March 31, 2016 Amendment [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		30.90%